Capital Structure (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Interest paid	$ 5	$ 7	$ 5
Other liabilities and accrued expenses	$ 386	1,007
Limited Partnership
Debt Instrument [Line Items]
Other liabilities and accrued expenses		$ 85